Equity-Based Compensation - Schedule of Market-Based RSUs (Details 8) (Market Based Restricted Stock Units [Member])	0 Months Ended
	Feb. 08, 2012	Feb. 14, 2014 item	Feb. 12, 2013 item	Feb. 11, 2013 item	Feb. 08, 2012 item
Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Target based Vesting of market-based restricted stock unit	45,850	25,085	32,500	77,700	45,850
Number of enumerated peer group companies	28	15	20	20	28
Earned and awarded performance and market-based restricted stock unit	63,800